Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%	3.32%	2.94%
SHELTON TACTICAL CREDIT FUND - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.67%	3.09%	2.69%
Shelton International Select Equity Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	3.68%	3.65%	6.67%
Shelton International Select Equity Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	3.45%	3.37%	6.40%
Shelton Emerging Markets Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	1.66%	4.39%	4.94%
Shelton Emerging Markets Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	1.41%	4.13%	4.68%
ICON CONSUMER SELECT FUND - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	12.48%	6.18%	7.10%
ICON CONSUMER SELECT FUND - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	12.13%	5.89%	6.80%
ICON EQUITY FUND - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.29%	7.28%	7.82%
ICON EQUITY FUND - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%	7.01%	7.53%
ICON EQUITY INCOME FUND - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	6.11%	4.27%	6.22%
ICON EQUITY INCOME FUND - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	5.83%	4.01%	5.96%
ICON FLEXIBLE BOND FUND - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%	4.00%	3.98%
ICON FLEXIBLE BOND FUND - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	8.05%	3.76%	3.71%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	13.81%	10.26%	13.07%
ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%	9.98%	12.74%
ICON Natural Resources and Infrastructure Fund - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	12.07%	11.47%	7.66%
ICON Natural Resources and Infrastructure Fund - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	11.72%	11.18%	7.38%
ICON UTILITIES AND INCOME FUND - Institutional Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	15.31%	4.40%	6.89%
ICON UTILITIES AND INCOME FUND - Investor Class Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	15.17%	4.15%	6.61%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
MSCI ACWI ex USA index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.53%	4.10%	4.80%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%	1.70%	3.63%
S&P 1500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.95%	14.12%	12.78%
S&P 1500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.78%	11.42%	11.32%
Bloomberg US Universal Index ex MBS
Average Annual Return [Line Items]
Average Annual Return, Percent	2.26%	0.27%	1.97%
S&P 1500 Information Technology Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.93%	24.03%	21.92%
S&P 1500 Utilities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.42%	6.25%	8.36%